BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Dreamland Limited, or the Company is incorporated under the laws of the Cayman Islands with limited liability on July 5, 2024. The Company, through its subsidiaries, collectively referred to as the Group, are mainly engaged in the provision of design, products sales and event management services.

Description of subsidiaries incorporated and controlled by the Company

Name	Background		Effective ownership

Goal Success Limited, or Goal Success	●	British Virgin Islands company	100% owned by Dreamland
	●	Incorporated on July 25, 2024
	●	Issued and outstanding 1 ordinary share for USD 1
	●	Investment holding

Trendic International Limited, or TIL	●	Hong Kong company	100% owned by Goal Success
	●	Incorporated on April 11, 2016
	●	Issued and paid up Ordinary Shares without par value of 20,000 shares for HK$2,010,000
	●	Provision of design, merchandised sales and event management services.
	●	During the year, TIL also provided event services as event organizer.

Incubase Arena Taiwan Holdings Limited	●	Hong Kong company 49% owned by TIL
	●	Incorporated on February 26, 2026
	●	Issued and paid up Ordinary Shares without par value of 10,000 shares for HK$10,000
	●	Dormant
	●	Intended to be dissolved in the next financial year

Reorganization

Since July 5, 2024, the Company completed several transactions for the purposes of a group reorganization.

Prior to a group reorganization, TIL was held as to 95.3% by Ms. Seto and 4.7% by Ms. Yip Ka Ki Cherry. For details, please refer to section History and Corporate Structure of the prospectus of the Company. Upon completion of the reorganization, Ms. Seto, a controlling shareholder, and Ms. Yip ultimately owns 76.4% and 4.7% Class A Ordinary Shares shareholding of the Company, respectively, and 100% and nil Class B Ordinary Shares shareholding of the Company, respectively. Goal Success and TIL become indirectly owned subsidiaries of the Company.

During the years presented in these consolidated financial statements, the control of these entities has been demonstrated by Ms. Seto, as if the reorganization had taken place at the beginning of the earlier date presented. Accordingly, the consolidation has been treated as a corporate restructuring, or Reorganization, of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Initial Public Offering

The ordinary shares began trading on the Nasdaq Capital Market on July 23, 2025 under the ticker symbol “TDIC”.